Summary of Investments in Associates and Joint Ventures (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
DisclosureInvestmentsLineItems [Line Items]
Balance at December 31, 2020				$ 1,510	$ 3,273
Investments				19	11
Transfer to assets held for sale				(58)	(2,131)
Restructuring, capital decrease and others				(15)	(175)
Results of equity-accounted investments		$ (9)	$ 1,026	341	1,209
CTA				(14)	(52)
OCI				145	141
Dividends				(211)	(218)
Balance at June 30, 2021		1,717	2,058	1,717	2,058
Joint ventures where entity is venturer [member]
DisclosureInvestmentsLineItems [Line Items]
Balance at December 31, 2020				509	813
Investments				14	5
Transfer to assets held for sale				1	(2)
Restructuring, capital decrease and others				(1)
Results of equity-accounted investments				157	109
CTA				2	20
OCI				1
Dividends				(105)	(65)
Balance at June 30, 2021		578	880	578	880
Associates [member]
DisclosureInvestmentsLineItems [Line Items]
Balance at December 31, 2020	[1]			1,001	2,460
Investments	[1]			5	6
Transfer to assets held for sale	[1]			(59)	(2,129)
Restructuring, capital decrease and others	[1]			(14)	(175)
Results of equity-accounted investments	[1]			184	1,100
CTA	[1]			(16)	(72)
OCI	[1]			144	141
Dividends	[1]			(106)	(153)
Balance at June 30, 2021	[1]	$ 1,139	$ 1,178	$ 1,139	$ 1,178

[1]	It includes Braskem and other investments.